As filed with the Securities and Exchange Commission on December 22, 2014

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 Registration No. 033-02659
Pre-Effective Amendment No.
Post-Effective Amendment No. 194

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

1940 Act File No. 811-04556

Amendment No. 195

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tané T. Tyler, Esq., 4600 S. Syracuse St., Suite 1100, Denver, Colorado 80237
(Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a) (2) of Rule 485.
☐	On (Date) pursuant to paragraph (a) (1) of Rule 485.
☐	On (Date) pursuant to paragraph (a) (2) of Rule 485.
☑	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	On (Date) pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the Registration Statement of Transamerica Funds relates only to Transamerica Unconstrained Bond.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 194 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 22nd day of December, 2014.

TRANSAMERICA FUNDS

By:	/s/ Marijn P. Smit
Marijn P. Smit
Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 194 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	/s/ Marijn P. Smit	Trustee, President and Chief	December 22, 2014
	Marijn P. Smit	Executive Officer

	/s/ Sandra N. Bane	Trustee	December 22, 2014
Sandra N. Bane*

	/s/ Leo J. Hill	Trustee	December 22, 2014
Leo J. Hill*

	/s/ David W. Jennings	Trustee	December 22, 2014
David W. Jennings*

	/s/ Russell A. Kimball, Jr.	Trustee	December 22, 2014
Russell A. Kimball, Jr.*

	/s/ Eugene M. Mannella	Trustee	December 22, 2014
Eugene M. Mannella*

	/s/ Norman R. Nielson	Trustee	December 22, 2014
Norman R. Nielsen*

	/s/ Joyce G. Norden	Trustee	December 22, 2014
Joyce G. Norden*

	/s/ Patricia L. Sawyer	Trustee	December 22, 2014
Patricia L. Sawyer*

	/s/ John W. Waechter	Trustee	December 22, 2014
John W. Waechter*

	/s/ Alan F. Warrick	Trustee	December 22, 2014
Alan F. Warrick*

	/s/ Vincent J. Toner	Vice President and Treasurer	December 22, 2014
Vincent J. Toner

* By:	/s/ Tané T. Tyler	Vice President, Associate General	December 22, 2014
	Tané T. Tyler**	Counsel, Chief Legal Officer and Secretary

**	Attorney-in-fact pursuant to power of attorney previously filed.

Exhibits Filed With

Post-Effective Amendment No. 194 to

Registration Statement on

Form N-1A

Transamerica Funds

Registration No. 033-02659

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.CAL	XBRL Taxonomy Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.PRE	XBRL Taxonomy Presentation Linkbase Document